Financial Instruments - Schedule of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Investments (Details) - Level 3 of fair value hierarchy $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Equity Value | Market Backsolve & OPM | Sonde | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	53,242
Percentage of reasonably possible decrease in unobservable input, assets	(5.00%)
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (464)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 463
Equity Value | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	127,883
Percentage of reasonably possible decrease in unobservable input, assets	(5.00%)
Percentage of reasonably possible increase in unobservable input, assets	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (1,416)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,069
Time to Liquidity | Market Backsolve & OPM | Sonde | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	2.00
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 39
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (42)
Time to Liquidity | Market Backsolve Approach Leverage Monte Carlo Simulation | Sonde
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity range, decrease	6 months
Sensitivity range, increase	6 months
Time to Liquidity | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Sensitivity range, decrease	6 months
Sensitivity range, increase	6 months
Time to Liquidity | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	1.23
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (3,907)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 1,261
Volatility | Market Backsolve & OPM | Sonde | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	0.60
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 19
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ (35)
Volatility | Market Backsolve Approach Leverage Monte Carlo Simulation | Vedanta | Preferred
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Significant unobservable input	1.20
Percentage of reasonably possible decrease in unobservable input, assets	(10.00%)
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (954)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 474